Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0000924727
Document Creation Date	Feb. 26, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST III
Document Effective Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
MANTEIO MANAGED FUTURES STRATEGY FUND | Class A Shares
Prospectus:
Trading Symbol	CSAAX
MANTEIO MANAGED FUTURES STRATEGY FUND | Class C Shares
Prospectus:
Trading Symbol	CSACX
MANTEIO MANAGED FUTURES STRATEGY FUND | Class I Shares
Prospectus:
Trading Symbol	CSAIX
MANTEIO MULTIALTERNATIVE STRATEGY FUND | Class A Shares
Prospectus:
Trading Symbol	CSQAX
MANTEIO MULTIALTERNATIVE STRATEGY FUND | Class I Shares
Prospectus:
Trading Symbol	CSQIX